Fair Value Measurements (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of the derivative liabilities	$ 3,800	$ 1,800,000
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Share Price	$ 9.25	$ 40.00
Exercise Price	$ 582.00	$ 582.00
Term	1 year 4 months 24 days	2 years 4 months 24 days
Risk Free Interest Rate	3.90%	4.60%
Volatility Rate	81.00%	82.00%
Derivative Liability Conversion Option On Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Share Price		$ 698.00
Term		5 months
Risk Free Interest Rate		5.38%
Volatility Rate		91.00%